                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0570
                                                          Expires: Nov. 30, 2005
                                Estimated average burden hours per response: 5.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02224

                       MML Series Investment Fund
          ---------------------------------------------------------------
                   (Exact name of registrant as specified in charter)

                   1295 State Street, Springfield, MA               01111
          ---------------------------------------------------------------
                   (Address of principal executive offices)      (Zip code)

                   Frederick C. Castellani
                   1295 State Street, Springfield, MA 01111
          ---------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/2003

Date of reporting period: 1/1/03 - 06/30/03

ITEM 1 REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

[GRAPHIC]

MML SERIES INVESTMENT FUND

SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 2003

MML EQUITY INDEX FUND
MML SMALL CAP EQUITY FUND


INVEST

INSURE

RETIRE

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

YOU CAN'T PREDICT. YOU CAN PREPARE.(R)

TABLE OF CONTENTS

TO OUR SHAREHOLDERS                                                        i

MML EQUITY INDEX FUND
  Portfolio Manager Report                                                 1
  Portfolio of Investments                                                 3
  Financial Statements                                                     8

MML SMALL CAP EQUITY FUND
  Portfolio Manager Report                                                13
  Portfolio of Investments                                                15
  Financial Statements                                                    17

NOTES TO FINANCIAL STATEMENTS                                             21

MML SERIES INVESTMENT FUND - LETTER TO SHAREHOLDERS

                                                                   June 30, 2003

TO OUR SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]

"IT'S TIME IN THE MARKET AND NOT MARKET TIMING THAT HISTORICALLY HAS BEEN THE MOST SUCCESSFUL WAY FOR INVESTORS TO ACHIEVE THEIR LONG-TERM INVESTMENT GOALS."

IS THE BULL HERE TO STAY?

For the first time in nearly three years, investors may be PLEASANTLY surprised when they open their statements, as the second quarter's strong double-digit returns translated into larger account balances for most investors. Overall, investors have cheered this turnaround as a signal that there truly could be a light at the end of the proverbial tunnel.

During the second quarter, the widely anticipated U.S.-led victory in the relatively short-lived war in Iraq removed a significant amount of uncertainty from the geopolitical landscape, helping markets rebound with impressive gains in April, May and June. This contrasted sharply with the investment landscape of the first quarter, when the run-up to war and the uncertainty of its results added fuel to the already volatile capital markets. This environment affected the behavior of both consumers and businesses, which curtailed their expenditures until an indication of the outcome of the war became more evident.

STOCKS STAGE A STUNNING TURNAROUND

Whereas during the first quarter the market turned in mixed results, with equities primarily in negative territory, the broad rally during the second quarter was kind to all stock indexes. The market leaders during this time frame were technology stocks, smaller-capitalization stocks and international stocks. Also during the second quarter, value-oriented funds outperformed growth funds. The widely watched S&P 500(R), an index of U.S. blue chip names, achieved its best quarterly gain since the fourth quarter of 1998 (advancing 15.39% for the second quarter), and finished in double-digit territory for the first half of 2003, with an 11.75% return. The NASDAQ, one proxy for technology stocks, gained 21% in the second quarter. During this period, small cap stocks of the Russell 2000 Index posted an impressive 23.42% gain. International stocks made a strong comeback from an 8.2% loss in the first quarter to return 19.27% for the second quarter.

THE BOND MARKET ALSO ADVANCED

Although the most stunning advances during the second quarter were most clearly seen in the stock market, investors in the bond market also saw gains. The Lehman Brothers Aggregate Bond Index, which tracks the activity of taxable securities across the government, mortgage-backed and corporate sectors, returned 2.5% for the three months ended June 30, 2003, following a first quarter gain of 1.4%.

BUT CAN IT LAST?

Clearly, the conclusion to the war in Iraq, the President's economic stimulus package, a quarter-point rate cut by the Federal Reserve (Fed) and the weakening dollar all contributed to the stock market's second-quarter rally. But while the second quarter proved to be one of significant turnaround, there continues to be conflicting evidence as to the sustainability of this rally.

New legislation will reduce taxes for millions of U.S. citizens and the Fed's quarter of one percent reduction in the federal funds rate (a key indicator of short-term interest rates) will increase liquidity in the financial markets. However, the success of the Bush administration and Federal Reserve policies remains to be seen. Gross Domestic Product (GDP)--a broad measure of U.S. economic growth--increased by 1.4% in both the fourth quarter of 2002 and in the first quarter of 2003, short of the 3% level that is largely thought to be the minimum required to support a sustainable recovery.

Other contradictory signals also remain. In today's low interest rate environment, borrowing costs are the lowest they have been in 45 years. This continues to fuel consumer spending, which is largely evident by the continued strength and growth in the U.S. housing market. Alternatively, however, low interest rates and low inflation, coupled with Fed warnings concerning disinflation and deflation, signal a lack of growth in the economy, as inflation is often accompanied by periods of strong economic growth.

Also adding to the confusion is the corporate environment, where earnings per share growth during the second quarter continued the upward trend that began in the first quarter of this year, despite the fact that corporate profits have yet to rebound significantly. As a result, corporations continued to exercise caution in their hiring and capital expenditure plans in the second quarter, signaling that over-capacity is still a concern. (Increased corporate spending is a necessary ingredient for a sustainable, long-term economic recovery.)

LOOKING AHEAD

The economy is clearly sending investors mixed signals. While strong performance across the board in the second quarter indicates some success with the forces at play to stimulate the U.S. economy, the outlook for a sustainable economic recovery remains somewhat unclear.

One thing remains certain, however: The mixed economic data highlighted here underscores the importance for long-term investors to maintain a diversified mix across investment styles and asset classes. Equally important are the benefits of regularly reviewing your long-term retirement goals to ensure your portfolio is properly aligned to help you achieve your financial objectives. In the final analysis, remember that it's time in the market and not market timing that historically has been the most successful way for investors to achieve their long-term investment goals.


/s/ Frederick C. Castellani

Frederick C. Castellani
PRESIDENT
MML SERIES INVESTMENT FUND

MML EQUITY INDEX FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MML EQUITY INDEX FUND?

The objectives and policies of the Fund are to:
- achieve long-term growth of capital through performance that closely tracks that of the S&P 500 Index
- invest in a portfolio of equity securities mirroring the sector and stock weightings of the S&P 500 Index

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class I shares returned 11.54%, in line with the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKDROP DURING THE PERIOD?

After starting off the New Year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the likely war with Iraq impacted markets globally. By the beginning of March a "war relief" rally took place, erasing much of the quarter's decline, as investors turned optimistic that any war would not last very long. Overall, the market saw significant volatility, as the S&P 500 Index traded in a broad range between 790 and 935 during the quarter. By the close of the quarter, economic activity slowed as investors' geopolitical concerns reverberated throughout the economy. Virtually every major indicator proved weaker than expected as full-year GDP (Gross Domestic Product) growth estimates continued to be reduced.

All capitalization and style segments were down for the first quarter, with large cap growth stocks outpacing large cap value stocks. Growth stocks also outperformed value issues over the prior 12-month period. The small- and mid cap segments of the market also posted results in negative territory.

Economic and political conditions continued to improve during the second quarter, leading investors to favor equities. Additionally, the low interest rate environment and yields on bond investments drew more attention to equities in the quest for returns. Add to the mix a boost from both a $350 billion U.S. tax cut and the declining value of the dollar (which benefits U.S. companies selling products and services overseas), and the case for owning equities became stronger. While the road to resolution in Iraq is by no means resolved, the conclusion of active military operations provided the markets with greater stability not seen in the last two years.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Sector performance during the first quarter was generally negative, with only the health care and energy sectors posting gains. Telecommunications services was the worst-performing sector during this time frame. Financials remained the largest weight in the index, accounting for 20.4% of the market's capitalization.

The second quarter saw all sectors generating positive performance, with business equipment and services, technology and utilities leading the pack. Energy was the weakest-performing of the sectors.

WHAT IS YOUR OUTLOOK?

Economic conditions are expected to continue improving due to newly initiated fiscal and monetary policy stimuli. A second-half economic rebound, evidenced by improved economic and earnings forecasts, should translate to sustained equity performance. Large cap, high-quality stocks, which have lagged so far this year, should regain favor. While stocks may consolidate recent gains, the intermediate-term outlook remains constructive.

                              MML EQUITY INDEX FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

          General Electric Co.
          Microsoft Corp.
          Pfizer, Inc.
          Exxon Mobil Corp.
          Wal-Mart Stores, Inc.
          Citigroup, Inc.
          Johnson & Johnson
          American International Group, Inc.
          International Business Machines Corp.
          Intel Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index

  MML SERIES INVESTMENT FUND
  TOTAL RETURN

                                                                  FIVE           SINCE
                                                                  YEAR         INCEPTION
                                 YEAR                            AVERAGE        AVERAGE
                                TO DATE         ONE YEAR          ANNUAL         ANNUAL
                                1/1/03 -        7/1/02 -          7/1/98        5/1/97 -
                                6/30/03          6/30/03         6/30/03        6/30/03
  MML Equity Index
  Fund Class I                     11.54%          -0.17%          -2.09%           4.22%
  --------------------------------------------------------------------------------------
  S&P 500 Index                    11.75%           0.25%          -1.61%           4.74%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS I    S&P 500 INDEX
5/1/97     $  10,000     $  10,000
6/97       $  11,080     $  11,083
6/98       $  14,343     $  14,424
6/99       $  17,499     $  17,708
6/00       $  18,689     $  18,992
6/01       $  15,835     $  16,177
6/02       $  12,927     $  13,269
6/03       $  12,904     $  13,302

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index

  MML SERIES INVESTMENT FUND
  TOTAL RETURN

                                                                SINCE
                                                              INCEPTION
                                   YEAR                        AVERAGE
                                  TO DATE        ONE YEAR      ANNUAL
                                  1/1/03 -       7/1/02 -      5/1/00 -
                                  6/30/03        6/30/03       6/30/03
  MML Equity Index Fund Class II     11.65%          0.08%       -10.80%
  MML Equity Index Fund Class III    11.67%          0.19%       -10.76%
  ---------------------------------------------------------------------
  S&P 500 Index                      11.75%          0.25%       -10.53%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS II     CLASS III     S&P 500 INDEX
5/1/00     $   10,000    $   10,000     $    10,000
6/00       $   10,023    $   10,029     $    10,037
6/01       $    8,513    $    8,526     $     8,549
6/02       $    6,957    $    6,960     $     7,012
6/03       $    6,962    $    6,973     $     7,030

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML EQUITY INDEX FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                                  NUMBER OF             MARKET
                                                                                   SHARES               VALUE
                                                                              ----------------    ------------------
EQUITIES -- 98.8%

ADVERTISING -- 0.2%
Interpublic Group of Companies, Inc.                                                    14,807    $          198,118
Monster Worldwide, Inc.*                                                                 4,676                92,257
Omnicom Group, Inc.                                                                      7,006               502,330
                                                                                                  ------------------
                                                                                                             792,705
                                                                                                  ------------------

AEROSPACE & DEFENSE -- 1.7%
Boeing Co.                                                                              31,769             1,090,312
General Dynamics Corp.                                                                   7,407               537,007
Goodrich Corp.                                                                           4,139                86,919
Honeywell International, Inc.                                                           32,390               869,672
Lockheed Martin Corp.                                                                   16,940               805,836
Northrop Grumman Corp.                                                                   6,884               594,020
Raytheon Co.                                                                            15,788               518,478
Rockwell Collins, Inc.                                                                   6,568               161,770
United Technologies Corp.                                                               17,811             1,261,553
                                                                                                  ------------------
                                                                                                           5,925,567
                                                                                                  ------------------

AIR TRANSPORTATION -- 0.2%
Delta Air Lines, Inc.                                                                    4,599                67,513
Southwest Airlines Co.                                                                  28,540               490,888
                                                                                                  ------------------
                                                                                                             558,401
                                                                                                  ------------------

APPAREL, TEXTILES & SHOES -- 0.6%
The Gap, Inc.                                                                           33,645               631,180
Jones Apparel Group, Inc.*                                                               4,896               143,257
Limited Brands                                                                          19,330               299,615
Liz Claiborne, Inc.                                                                      4,074               143,608
Nike, Inc. Cl. B                                                                         9,724               520,137
Nordstrom, Inc.                                                                          5,035                98,283
Reebok International Limited*                                                            2,356                79,232
VF Corp.                                                                                 4,051               137,612
                                                                                                  ------------------
                                                                                                           2,052,924
                                                                                                  ------------------

AUTOMOTIVE & PARTS -- 0.9%
AutoNation, Inc.*                                                                       10,800               169,776
Cooper Tire & Rubber Co.                                                                 2,346                41,266
Dana Corp.                                                                               5,703                65,927
Delphi Corp.                                                                            20,283               175,042
Ford Motor Co.                                                                          69,367               762,343
General Motors Corp.                                                                    20,930               753,480
Genuine Parts Co.                                                                        6,329               202,591
The Goodyear Tire &
  Rubber Co.                                                                             6,265                32,891
Harley-Davidson, Inc.                                                                   11,720               467,159
Navistar International Corp.*                                                            2,674                87,253
Paccar, Inc.                                                                             4,589    $          310,033
Visteon Corp.                                                                            4,812                33,058
                                                                                                  ------------------
                                                                                                           3,100,819
                                                                                                  ------------------

BANKING, SAVINGS & LOANS -- 11.9%
AmSouth Bancorp.                                                                        12,959               283,025
Bank of America Corp.                                                                   56,456             4,461,718
Bank of New York Co., Inc.                                                              29,445               846,544
Bank One Corp.                                                                          44,532             1,655,700
BB&T Corp.                                                                              17,283               592,807
Capital One Financial Corp.                                                              8,400               413,112
Charter One Financial, Inc.                                                              8,176               254,928
Citigroup, Inc.                                                                        194,644             8,330,763
Comerica, Inc.                                                                           6,369               296,158
Fannie Mae                                                                              37,176             2,507,149
Fifth Third Bancorp                                                                     21,863             1,253,624
First Tennessee
  National Corp.                                                                         4,600               201,986
FleetBoston Financial Corp.                                                             40,702             1,209,256
Freddie Mac                                                                             26,486             1,344,694
Golden West Financial Corp.                                                              5,655               452,457
J.P. Morgan Chase & Co.                                                                 76,473             2,613,847
KeyCorp                                                                                 15,510               391,938
Marshall and Ilsley Corp.                                                                7,900               241,582
Mellon Financial Corp.                                                                  16,894               468,808
National City Corp.                                                                     23,798               778,433
North Fork
  Bancorporation, Inc.                                                                   5,900               200,954
Northern Trust Corp.                                                                     8,488               354,714
Providian Financial Corp.*                                                               9,902                91,693
Regions Financial Corp.                                                                  8,052               271,997
SLM Corp.                                                                               17,742               694,954
SouthTrust Corp.                                                                        12,610               342,992
State Street Corp.                                                                      13,022               513,067
SunTrust Banks, Inc.                                                                    11,090               658,081
Synovus Financial Corp.                                                                 11,063               237,854
U.S. Bancorp                                                                            73,032             1,789,284
Union Planters Corp.                                                                     7,212               223,788
Wachovia Corp.                                                                          51,874             2,072,885
Washington Mutual, Inc.                                                                 35,576             1,469,289
Wells Fargo & Co.                                                                       63,829             3,216,982
Zions Bancorp                                                                            3,293               166,659
                                                                                                  ------------------
                                                                                                          40,903,722
                                                                                                  ------------------

BEVERAGES -- 2.8%
Anheuser-Busch
  Companies, Inc.                                                                       32,348             1,651,365
Brown-Forman Corp. Cl. B                                                                 2,190               172,178
The Coca-Cola Co.                                                                       93,776             4,352,144
Coca-Cola Enterprises, Inc.                                                             16,574               300,818
Coors (Adolph) Co. Cl. B                                                                 1,389                68,033
The Pepsi Bottling
  Group, Inc.                                                                           10,338    $          206,967
PepsiCo, Inc.                                                                           65,508             2,915,106
                                                                                                  ------------------
                                                                                                           9,666,611
                                                                                                  ------------------

BROADCASTING, PUBLISHING & PRINTING -- 3.5%
American Greetings
  Corp. Cl. A*                                                                           2,423                47,588
AOL Time Warner, Inc.*                                                                 169,008             2,719,339
Clear Channel
  Communications, Inc.*                                                                 22,549               955,852
Comcast Corp. Cl. A*                                                                    85,818             2,589,987
Dow Jones & Co., Inc.                                                                    3,026               130,209
Gannett Co., Inc.                                                                       10,135               778,469
Knight Ridder, Inc.                                                                      3,055               210,581
The McGraw-Hill
  Companies, Inc.                                                                        7,630               473,060
Meredith Corp.                                                                           1,844                81,136
New York Times Co. Cl. A                                                                 5,565               253,207
Tribune Co.                                                                             11,109               536,565
Univision Communications,
  Inc. Cl. A*                                                                            8,400               255,360
Viacom, Inc. Cl. B*                                                                     66,468             2,901,993
                                                                                                  ------------------
                                                                                                          11,933,346
                                                                                                  ------------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.*                                                                 4,256                46,135
Masco Corp.                                                                             18,067               430,898
Vulcan Materials Co.                                                                     3,710               137,530
                                                                                                  ------------------
                                                                                                             614,563
                                                                                                  ------------------

CHEMICALS -- 1.4%
Air Products & Chemicals, Inc.                                                           8,358               347,693
Ashland, Inc.                                                                            2,603                79,860
Dow Chemical Co.                                                                        34,868             1,079,513
Du Pont (E.I.) de
  Nemours & Co.                                                                         38,304             1,594,979
Eastman Chemical Co.                                                                     2,900                91,843
Engelhard Corp.                                                                          4,693               116,246
Great Lakes Chemical Corp.                                                               1,955                39,882
Hercules, Inc.*                                                                          4,406                43,619
International Flavors &
  Fragrances, Inc.                                                                       3,446               110,031
Monsanto Co.                                                                             9,785               211,747
PPG Industries, Inc.                                                                     6,689               339,400
Praxair, Inc.                                                                            5,982               359,518
Rohm & Haas Co.                                                                          8,140               252,584
                                                                                                  ------------------
                                                                                                           4,666,915
                                                                                                  ------------------

COMMERCIAL SERVICES -- 1.7%
Allied Waste Industries, Inc.*                                                           8,360                84,018
Apollo Group, Inc. Cl. A*                                                                6,800               419,968

    The accompanying notes are an integral part of the financial statements.

                                                                                  NUMBER OF             MARKET
                                                                                   SHARES               VALUE
                                                                              ----------------    ------------------
Block (H&R), Inc.                                                                        6,474    $          280,000
Cendant Corp.*                                                                          39,442               722,577
Cintas Corp.                                                                             6,390               226,462
Concord EFS, Inc.*                                                                      19,384               285,332
Convergys Corp.*                                                                         6,816               109,056
Donnelley (R.R.) &
  Sons Co.                                                                               4,122               107,749
eBay, Inc.*                                                                             12,200             1,270,996
Ecolab, Inc.                                                                             9,516               243,610
Equifax, Inc.                                                                            5,559               144,534
Fluor Corp.                                                                              2,927                98,464
Moody's Corp.                                                                            5,646               297,601
Paychex, Inc.                                                                           14,597               427,838
PerkinElmer, Inc.                                                                        5,008                69,160
Quest Diagnostics, Inc.*                                                                 3,864               246,523
Quintiles
  Transnational Corp.*                                                                   4,810                68,254
Robert Half
  International, Inc.*                                                                   6,680               126,519
Ryder System, Inc.                                                                       2,482                63,589
Waste Management, Inc.                                                                  22,253               536,075
                                                                                                  ------------------
                                                                                                           5,828,325
                                                                                                  ------------------

COMMUNICATIONS -- 1.8%
ADC
  Telecommunications, Inc.*                                                             27,448                63,899
Andrew Corp.*                                                                            4,061                37,361
Avaya, Inc.*                                                                            12,472                80,569
Ciena Corp.*                                                                            19,241                99,861
Citizens
  Communications Co.*                                                                   10,801               139,225
Lucent Technologies, Inc.*                                                             150,879               306,284
Network Appliance, Inc.*                                                                12,620               204,570
Nextel Communications,
  Inc. Cl. A*                                                                           38,930               703,854
Qualcomm, Inc.                                                                          29,230             1,044,972
SBC Communications, Inc.                                                               125,646             3,210,255
Scientific-Atlanta, Inc.                                                                 5,810               138,510
Tellabs, Inc.*                                                                          15,712               103,228
                                                                                                  ------------------
                                                                                                           6,132,588
                                                                                                  ------------------

COMMUNICATIONS EQUIPMENT -- 0.2%
Motorola, Inc.                                                                          89,010               839,364
                                                                                                  ------------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.3%
Autodesk, Inc.                                                                           3,990                64,478
Computer Sciences Corp.*                                                                 6,987               266,344
Parametric Technology Corp.*                                                             9,034                27,554
Sun Microsystems, Inc.*                                                                124,108               570,897
Teradyne, Inc.*                                                                          6,660               115,285
Unisys Corp.*                                                                           12,315               151,228
                                                                                                  ------------------
                                                                                                           1,195,786
                                                                                                  ------------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury Interactive Corp.*                                                               3,470               133,977
                                                                                                  ------------------

COMPUTERS & INFORMATION -- 2.9%
Apple Computer, Inc.*                                                                   14,426    $          275,825
Cisco Systems, Inc.*                                                                   266,073             4,440,758
Comverse Technology, Inc.*                                                               7,122               107,044
Dell Computer Corp.*                                                                    97,547             3,117,602
EMC Corp.*                                                                              83,732               876,674
Gateway, Inc.*                                                                          10,690                39,018
International
  Game Technology*                                                                       3,179               325,307
Jabil Circuit, Inc.*                                                                     7,478               165,264
Lexmark International, Inc.*                                                             4,664               330,071
Solectron Corp.*                                                                        29,181               109,137
Symbol Technologies, Inc.                                                                8,835               114,943
                                                                                                  ------------------
                                                                                                           9,901,643
                                                                                                  ------------------

COMPUTERS & OFFICE EQUIPMENT -- 2.6%
Electronic Data Systems Corp.                                                           17,771               381,188
Hewlett-Packard Co.                                                                    115,515             2,460,470
International Business
  Machines Corp.                                                                        65,314             5,388,405
Pitney Bowes, Inc.                                                                       8,702               334,244
Xerox Corp.*                                                                            27,214               288,196
                                                                                                  ------------------
                                                                                                           8,852,503
                                                                                                  ------------------

CONTAINERS -- 0.2%
Ball Corp.                                                                               2,110                96,026
Bemis Co., Inc.                                                                          1,983                92,804
Pactiv Corp.*                                                                            5,959               117,452
Sealed Air Corp.*                                                                        3,191               152,083
Temple-Inland, Inc.                                                                      2,038                87,451
                                                                                                  ------------------
                                                                                                             545,816
                                                                                                  ------------------

COSMETICS & PERSONAL CARE -- 2.5%
Alberto-Culver Co. Cl. B                                                                 2,138               109,252
Avon Products, Inc.                                                                      9,178               570,872
Colgate-Palmolive Co.                                                                   20,677             1,198,232
The Gillette Co.                                                                        38,683             1,232,440
Kimberly-Clark Corp.                                                                    18,903               985,602
The Procter & Gamble Co.                                                                48,854             4,356,800
                                                                                                  ------------------
                                                                                                           8,453,198
                                                                                                  ------------------

DATA PROCESSING & PREPARATION -- 0.7%
Automatic Data
  Processing, Inc.                                                                      22,804               772,143
Deluxe Corp.                                                                             2,314               103,667
First Data Corp.                                                                        27,960             1,158,662
Fiserv, Inc.*                                                                            7,221               257,140
IMS Health, Inc.                                                                         9,324               167,739
NCR Corp.*                                                                               3,750                96,075
                                                                                                  ------------------
                                                                                                           2,555,426
                                                                                                  ------------------

ELECTRIC UTILITIES -- 2.6%
AES Corp.*                                                                              21,449               136,201
Allegheny Energy, Inc.                                                                   5,120                43,264
Ameren Corp.                                                                             5,781               254,942
American Electric Power Co.                                                             15,057    $          449,150
Calpine Corp.*                                                                          14,571                96,169
CenterPoint Energy, Inc.                                                                11,663                95,053
Cinergy Corp.                                                                            6,063               223,058
CMS Energy Corp.                                                                         5,038                40,808
Consolidated Edison, Inc.                                                                9,150               396,012
Constellation Energy
  Group, Inc.                                                                            5,925               203,227
Dominion Resources, Inc.                                                                11,778               756,972
DTE Energy Co.                                                                           6,037               233,270
Duke Energy Corp.                                                                       33,535               669,023
Edison International*                                                                   12,430               204,225
Entergy Corp.                                                                            8,860               467,631
Exelon Corp.                                                                            12,368               739,730
FirstEnergy Corp.                                                                       10,857               417,452
FPL Group, Inc.                                                                          6,686               446,959
Mirant Corp.*                                                                           14,751                42,778
NiSource, Inc.                                                                          11,046               209,874
PG&E Corp.*                                                                             16,321               345,189
Pinnacle West Capital Corp.                                                              3,200               119,840
PPL Corp.                                                                                6,889               296,227
Progress Energy, Inc.                                                                    9,672               424,601
Public Service Enterprise
  Group, Inc.                                                                            8,198               346,365
Southern Co.                                                                            28,287               881,423
Teco Energy, Inc.                                                                        7,361                88,258
TXU Corp.                                                                               12,877               289,089
                                                                                                  ------------------
                                                                                                           8,916,790
                                                                                                  ------------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 6.6%
Advanced Micro
  Devices, Inc.*                                                                        12,560                80,510
Altera Corp.*                                                                           14,120               231,568
American Power
  Conversion Corp.*                                                                      7,530               117,393
Analog Devices, Inc.*                                                                   13,370               465,543
Applied Micro
  Circuits Corp.*                                                                       10,300                62,315
Broadcom Corp. Cl. A*                                                                   10,953               272,839
Emerson Electric Co.                                                                    16,157               825,623
General Electric Co.                                                                   378,293            10,849,443
Intel Corp.                                                                            248,560             5,166,071
JDS Uniphase Corp.*                                                                     55,188               193,710
Johnson Controls, Inc.                                                                   3,425               293,180
Kla-Tencor Corp.*                                                                        7,406               344,305
Linear Technology Corp.                                                                 12,130               390,707
LSI Logic Corp.*                                                                        13,628                96,486
Maxim Integrated
  Products, Inc.                                                                        12,360               422,588
Micron Technology, Inc.*                                                                23,717               275,829
Molex, Inc.                                                                              7,290               196,757
National
  Semiconductor Corp.*                                                                   6,648               131,099
Novellus Systems, Inc.*                                                                  5,950               217,895

    The accompanying notes are an integral part of the financial statements.

                                                                                  NUMBER OF             MARKET
                                                                                   SHARES               VALUE
                                                                              ----------------    ------------------
Nvidia Corp.*                                                                            5,800    $          133,458
PMC-Sierra, Inc.*                                                                        6,189                72,597
Power-One, Inc.*                                                                         3,520                25,168
Qlogic Corp.*                                                                            3,800               183,654
Rockwell Automation, Inc.                                                                7,068               168,501
Sanmina-SCI Corp.*                                                                      18,452               116,432
Texas Instruments, Inc.                                                                 64,926             1,142,698
Thomas & Betts Corp.*                                                                    2,551                36,862
Xilinx, Inc.*                                                                           13,111               331,839
                                                                                                  ------------------
                                                                                                          22,845,070
                                                                                                  ------------------

ENERGY -- 6.0%
Amerada Hess Corp.                                                                       3,253               159,983
Anadarko Petroleum Corp.                                                                 9,822               436,784
Apache Corp.                                                                             6,150               400,119
BJ Services Co.*                                                                         5,700               212,952
Burlington Resources, Inc.                                                               7,900               427,153
ChevronTexaco Corp.                                                                     40,772             2,943,738
ConocoPhillips                                                                          25,664             1,406,387
Devon Energy Corp.                                                                       8,485               453,099
Dynegy, Inc. Cl. A                                                                      15,327                64,373
El Paso Corp.                                                                           22,046               178,132
EOG Resources, Inc.                                                                      4,700               196,648
Exxon Mobil Corp.                                                                      252,509             9,067,598
Halliburton Co.                                                                         16,765               385,595
Kerr-McGee Corp.                                                                         4,146               185,741
KeySpan Corp.                                                                            5,780               204,901
Kinder Morgan, Inc.                                                                      4,690               256,308
Marathon Oil Corp.                                                                      11,805               311,062
Nabors Industries Limited*                                                               5,215               206,253
Nicor, Inc.                                                                              1,689                62,679
Noble Corp.*                                                                             4,840               166,012
Occidental Petroleum Corp.                                                              13,804               463,124
Peoples Energy Corp.                                                                     1,357                58,202
Rowan Companies, Inc.*                                                                   4,221                94,550
Schlumberger Limited                                                                    22,139             1,053,152
Sempra Energy                                                                            7,628               217,627
Sunoco, Inc.                                                                             3,093               116,730
Transocean, Inc.*                                                                       12,427               273,021
Unocal Corp.                                                                             9,357               268,452
The Williams Companies, Inc.                                                            19,518               154,192
Xcel Energy, Inc.                                                                       16,072               241,723
                                                                                                  ------------------
                                                                                                          20,666,290
                                                                                                  ------------------

ENTERTAINMENT & LEISURE -- 0.5%
Brunswick Corp.                                                                          3,239                81,040
Harrah's Entertainment, Inc.*                                                            4,123               165,910
The Walt Disney Co.                                                                     78,422             1,548,834
                                                                                                  ------------------
                                                                                                           1,795,784
                                                                                                  ------------------

FINANCIAL SERVICES -- 3.4%
American Express Co.                                                                    49,972             2,089,329
Apartment Investment &
  Management Co. Cl. A                                                                   3,500               121,100
Bear Stearns Companies, Inc.                                                             4,018               290,984
Countrywide Financial Corp.                                                              4,539    $          315,778
Federated Investors,
  Inc. Cl. B                                                                             4,100               112,422
Franklin Resources, Inc.                                                                 9,728               380,073
The Goldman Sachs
  Group, Inc.                                                                           17,600             1,474,000
Huntington Bancshares, Inc.                                                              8,434               164,632
Janus Capital Group, Inc.                                                                8,850               145,140
Lehman Brothers
  Holdings, Inc.                                                                         8,972               596,459
MBNA Corp.                                                                              48,721             1,015,346
Merrill Lynch & Co., Inc.                                                               34,568             1,613,634
Morgan Stanley                                                                          41,191             1,760,915
PNC Financial Services
  Group, Inc.                                                                           10,349               505,135
Price (T. Rowe) Group, Inc.                                                              4,800               181,200
The Schwab (Charles) Corp.                                                              51,761               522,268
Simon Property Group, Inc.                                                               6,800               265,404
                                                                                                  ------------------
                                                                                                          11,553,819
                                                                                                  ------------------

FOODS -- 1.8%
Archer-Daniels-Midland Co.                                                              23,761               305,804
Campbell Soup Co.                                                                       15,102               369,999
ConAgra Foods, Inc.                                                                     20,972               494,939
General Mills, Inc.                                                                     14,408               683,083
Heinz (H. J.) Co.                                                                       12,922               426,168
Hershey Foods Corp.                                                                      4,972               346,350
Kellogg Co.                                                                             15,064               517,750
The Kroger Co.*                                                                         29,318               489,024
McCormick & Co., Inc.                                                                    5,200               141,440
Safeway, Inc.*                                                                          16,260               332,680
Sara Lee Corp.                                                                          30,365               571,166
Starbucks Corp.*                                                                        15,230               373,440
SuperValu, Inc.                                                                          4,921               104,916
Sysco Corp.                                                                             24,130               724,865
Wrigley (Wm.) Jr. Co.                                                                    8,334               468,621
                                                                                                  ------------------
                                                                                                           6,350,245
                                                                                                  ------------------

FOREST PRODUCTS & PAPER -- 0.5%
Boise Cascade Corp.                                                                      2,242                53,584
Georgia-Pacific Corp.                                                                    9,370               177,562
International Paper Co.                                                                 18,789               671,331
MeadWestvaco Corp.                                                                       7,401               182,805
Plum Creek Timber Co., Inc.                                                              6,900               179,055
Weyerhaeuser Co.                                                                         8,490               458,460
                                                                                                  ------------------
                                                                                                           1,722,797
                                                                                                  ------------------

HEALTHCARE -- 0.8%
HCA, Inc.                                                                               19,376               620,807
Health Management
  Associates, Inc. Cl. A                                                                 9,800               180,810
Humana, Inc.*                                                                            5,903                89,135
Manor Care, Inc.*                                                                        3,532                88,335
Tenet Healthcare Corp.*                                                                 17,659               205,727
UnitedHealth Group, Inc.                                                                22,440             1,127,610
Wellpoint Health
  Networks, Inc.*                                                                        5,440    $          458,592
                                                                                                  ------------------
                                                                                                           2,771,016
                                                                                                  ------------------

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 0.2%
Centex Corp.                                                                             2,273               176,817
KB Home                                                                                  1,771               109,767
Leggett & Platt, Inc.                                                                    7,050               144,525
Maytag Corp.                                                                             3,186                77,802
Pulte Homes, Inc.                                                                        2,261               139,413
Whirlpool Corp.                                                                          2,469               157,275
                                                                                                  ------------------
                                                                                                             805,599
                                                                                                  ------------------

HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.                                                                     2,950               128,177
The Clorox Co.                                                                           8,070               344,185
Corning, Inc.*                                                                          47,091               348,002
Fortune Brands, Inc.                                                                     5,480               286,056
Newell Rubbermaid, Inc.                                                                 10,735               300,580
Sherwin-Williams Co.                                                                     5,629               151,308
Snap-On, Inc.                                                                            2,153                62,502
The Stanley Works                                                                        3,305                91,218
Tupperware Corp.                                                                         2,250                32,310
                                                                                                  ------------------
                                                                                                           1,744,338
                                                                                                  ------------------

INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                                                    3,332               155,804
                                                                                                  ------------------

INDUSTRIAL - DIVERSIFIED -- 1.5%
3M Co.                                                                                  14,536             1,874,853
Cooper Industries
  Limited Cl. A                                                                          3,514               145,128
Danaher Corp.                                                                            6,055               412,043
Eaton Corp.                                                                              2,597               204,150
Illinois Tool Works, Inc.                                                               11,943               786,447
ITT Industries, Inc.                                                                     3,337               218,440
McDermott
  International, Inc.*                                                                   1,890                11,964
Textron, Inc.                                                                            5,032               196,349
Tyco International Limited                                                              74,874             1,421,109
                                                                                                  ------------------
                                                                                                           5,270,483
                                                                                                  ------------------

INFORMATION RETRIEVAL SERVICES -- 0.2%
Yahoo!, Inc.*                                                                           23,058               755,380
                                                                                                  ------------------

INSURANCE -- 4.9%
ACE Limited                                                                             10,000               342,900
Aetna, Inc.                                                                              5,549               334,050
AFLAC, Inc.                                                                             20,020               615,615
Allstate Corp.                                                                          27,004               962,693
Ambac Financial Group, Inc.                                                              4,275               283,219
American International
  Group, Inc.                                                                           98,570             5,439,093
Anthem, Inc.*                                                                            5,163               398,325
Aon Corp.                                                                               11,146               268,396

    The accompanying notes are an integral part of the financial statements.

                                                                                  NUMBER OF             MARKET
                                                                                   SHARES               VALUE
                                                                              ----------------    ------------------
Chubb Corp.                                                                              7,273    $          436,380
Cigna Corp.                                                                              5,140               241,272
Cincinnati Financial Corp.                                                               5,889               218,423
The Hartford Financial
  Services Group, Inc.                                                                  10,858               546,809
Jefferson-Pilot Corp.                                                                    5,220               216,421
John Hancock Financial
  Services, Inc.                                                                        10,802               331,945
Lincoln National Corp.                                                                   6,541               233,056
Loews Corp.                                                                              6,658               314,857
Marsh & McLennan
  Companies, Inc.                                                                       20,642             1,054,187
MBIA, Inc.                                                                               5,275               257,156
Metlife, Inc.                                                                           28,732               813,690
MGIC Investment Corp.                                                                    3,689               172,055
Principal Financial
  Group, Inc.                                                                           11,800               380,550
Progressive Corp.                                                                        8,283               605,487
Prudential Financial, Inc.                                                              21,700               730,205
Safeco Corp.                                                                             5,759               203,178
The St. Paul Companies, Inc.                                                             8,109               296,060
Torchmark Corp.                                                                          4,326               161,143
Travelers Property
  Casualty Corp. Cl. B                                                                  36,688               578,570
UnumProvident Corp.                                                                     11,570               155,154
XL Capital Limited Cl. A                                                                 5,227               433,841
                                                                                                  ------------------
                                                                                                          17,024,730
                                                                                                  ------------------

LODGING -- 0.2%
Hilton Hotels Corp.                                                                     13,791               176,387
Marriott International,
  Inc. Cl. A                                                                             8,564               329,029
Starwood Hotels & Resorts
  Worldwide, Inc.                                                                        7,340               209,851
                                                                                                  ------------------
                                                                                                             715,267
                                                                                                  ------------------

MACHINERY & COMPONENTS -- 0.7%
Baker Hughes, Inc.                                                                      13,198               443,057
Caterpillar, Inc.                                                                       12,752               709,776
Cummins, Inc.                                                                            1,739                62,413
Deere & Co.                                                                              8,843               404,125
Dover Corp.                                                                              7,535               225,749
Ingersoll-Rand Co. Cl. A                                                                 6,783               320,972
Pall Corp.                                                                               4,592               103,320
Parker-Hannifin Corp.                                                                    4,814               202,140
                                                                                                  ------------------
                                                                                                           2,471,552
                                                                                                  ------------------

MANUFACTURING -- 0.4%
American Standard
  Companies, Inc.*                                                                       2,700               199,611
Applied Materials, Inc.*                                                                61,206               970,727
Avery Dennison Corp.                                                                     4,028               202,206
Millipore Corp.*                                                                         1,815                80,532
                                                                                                  ------------------
                                                                                                           1,453,076
                                                                                                  ------------------

MEDICAL SUPPLIES -- 2.2%
Agilent Technologies, Inc.*                                                             17,383    $          339,838
Allergan, Inc.                                                                           4,707               362,910
Applied Biosystems
  Group-Applera Corp.                                                                    7,738               147,254
Bard (C.R.), Inc.                                                                        2,060               146,899
Bausch & Lomb, Inc.                                                                      2,392                89,700
Baxter International, Inc.                                                              22,192               576,992
Becton, Dickinson & Co.                                                                  9,248               359,285
Biomet, Inc.                                                                             9,855               282,444
Boston Scientific Corp.*                                                                15,411               941,612
Guidant Corp.                                                                           11,488               509,952
Medtronic, Inc.                                                                         46,081             2,210,506
St. Jude Medical, Inc.*                                                                  6,722               386,515
Stryker Corp.                                                                            7,750               537,618
Tektronix, Inc.*                                                                         3,420                73,872
Thermo Electron Corp.*                                                                   6,654               139,867
Waters Corp.*                                                                            5,300               154,389
Zimmer Holdings, Inc.*                                                                   7,387               332,784
                                                                                                  ------------------
                                                                                                           7,592,437
                                                                                                  ------------------

METALS & MINING -- 0.5%
Alcoa, Inc.                                                                             31,888               813,144
Allegheny Technologies, Inc.                                                             2,544                16,790
Crane Co.                                                                                2,278                51,551
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                                              6,165               151,043
Newmont Mining Corp.                                                                    14,809               480,700
Nucor Corp.                                                                              2,906               141,958
Phelps Dodge Corp.*                                                                      3,285               125,947
United States Steel Corp.                                                                3,754                61,453
Worthington Industries, Inc.                                                             3,207                42,974
                                                                                                  ------------------
                                                                                                           1,885,560
                                                                                                  ------------------

PHARMACEUTICALS -- 11.5%
Abbott Laboratories                                                                     59,598             2,608,008
AmerisourceBergen Corp.                                                                  4,276               296,541
Amgen, Inc.*                                                                            47,706             3,169,587
Biogen, Inc.*                                                                            5,533               210,254
Bristol-Myers Squibb Co.                                                                73,442             1,993,950
Cardinal Health, Inc.                                                                   17,055             1,096,637
Chiron Corp.*                                                                            7,360               321,779
Eli Lilly & Co.                                                                         42,880             2,957,434
Forest Laboratories, Inc.*                                                              13,280               727,080
Genzyme Corp.*                                                                           7,900               330,220
Johnson & Johnson                                                                      112,212             5,801,360
King Pharmaceuticals, Inc.*                                                              8,867               130,877
McKesson Corp.                                                                          11,387               406,971
Medimmune, Inc.*                                                                         9,764               355,117
Merck & Co., Inc.                                                                       84,743             5,131,189
Pfizer, Inc.                                                                           299,527            10,228,847
Schering-Plough Corp.                                                                   56,388             1,048,817
Sigma-Aldrich Corp.                                                                      3,084               167,091
Watson
  Pharmaceutical, Inc.*                                                                  4,170               168,343
Wyeth                                                                                   50,256    $        2,289,161
                                                                                                  ------------------
                                                                                                          39,439,263
                                                                                                  ------------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                                                       10,760               294,286
                                                                                                  ------------------

PREPACKAGED SOFTWARE -- 4.7%
Adobe Systems, Inc.                                                                      8,606               275,994
BMC Software, Inc.*                                                                      8,765               143,132
Citrix Systems, Inc.*                                                                    6,492               132,177
Computer Associates
  International, Inc.                                                                   22,023               490,672
Compuware Corp.*                                                                        13,878                80,076
Electronic Arts, Inc.*                                                                   5,600               414,344
Intuit, Inc.*                                                                            8,010               356,685
Microsoft Corp.                                                                        406,528            10,411,182
Novell, Inc.*                                                                           14,376                44,278
Oracle Corp.*                                                                          198,961             2,391,511
Peoplesoft, Inc.*                                                                       12,514               220,121
Siebel Systems, Inc.*                                                                   17,718               169,030
SunGard Data
  Systems, Inc.*                                                                        10,600               274,646
Symantec Corp.*                                                                          5,800               254,388
Veritas Software Corp.*                                                                 15,646               448,571
                                                                                                  ------------------
                                                                                                          16,106,807
                                                                                                  ------------------

REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                                                      16,060               433,781
Equity Residential                                                                      10,000               259,500
                                                                                                  ------------------
                                                                                                             693,281
                                                                                                  ------------------

RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                                                 6,292               119,422
McDonald's Corp.                                                                        48,977             1,080,433
Wendy's International, Inc.                                                              4,275               123,847
Yum! Brands, Inc.*                                                                      10,898               322,145
                                                                                                  ------------------
                                                                                                           1,645,847
                                                                                                  ------------------

RETAIL -- 6.3%
AutoZone, Inc.*                                                                          3,554               269,997
Bed Bath & Beyond, Inc.*                                                                11,350               440,494
Best Buy Co., Inc.*                                                                     11,830               519,574
Big Lots, Inc.*                                                                          4,274                64,281
Circuit City Stores, Inc.                                                                7,800                68,640
Costco Wholesale Corp.*                                                                 17,642               645,697
CVS Corp.                                                                               15,303               428,943
Dillards, Inc. Cl. A                                                                     3,101                41,770
Dollar General Corp.                                                                    12,214               223,028
Family Dollar Stores, Inc.                                                               6,351               242,291
Federated Department
  Stores, Inc.                                                                           7,163               263,957
The Home Depot, Inc.                                                                    87,637             2,902,537
J.C. Penney Company, Inc.                                                               10,809               182,132
Kohl's Corp.*                                                                           12,423               638,294

    The accompanying notes are an integral part of the financial statements.

                                                                                  NUMBER OF             MARKET
                                                                                   SHARES               VALUE
                                                                              ----------------    ------------------
Lowe's Companies, Inc.                                                                  29,682    $        1,274,842
The May Department
  Stores Co.                                                                            10,632               236,668
Office Depot, Inc.*                                                                     11,265               163,455
RadioShack Corp.                                                                         6,205               163,254
Sears, Roebuck and Co.                                                                  12,160               409,062
Staples, Inc.*                                                                          18,873               346,320
Target Corp.                                                                            34,668             1,311,837
Tiffany & Co.                                                                            5,292               172,943
TJX Companies, Inc.                                                                     19,376               365,044
Toys R Us, Inc.*                                                                         7,862                95,287
Walgreen Co.                                                                            38,504             1,158,970
Wal-Mart Stores, Inc.                                                                  165,712             8,893,763
                                                                                                  ------------------
                                                                                                          21,523,080
                                                                                                  ------------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                                                       13,947               267,782
Winn-Dixie Stores, Inc.                                                                  5,223                64,295
                                                                                                  ------------------
                                                                                                             332,077
                                                                                                  ------------------

TELEPHONE UTILITIES -- 2.7%
Alltel Corp.                                                                            11,767               567,405
AT&T Corp.                                                                              30,484               586,817
AT&T Wireless
  Services, Inc.*                                                                      104,231               855,737
BellSouth Corp.                                                                         70,720             1,883,274
CenturyTel, Inc.                                                                         5,131               178,815
Qwest Communications
  International, Inc.*                                                                  62,058               296,637
Sprint Corp. (FON Group)                                                                34,605               498,312
Sprint Corp. (PCS Group)*                                                               35,161               202,176
Verizon
  Communications, Inc.                                                                 103,829             4,096,054
                                                                                                  ------------------
                                                                                                           9,165,227
                                                                                                  ------------------

TOBACCO -- 1.1%
Altria Group, Inc.                                                                      76,729             3,486,566
Reynolds (R.J.)
  Tobacco Holdings, Inc.                                                                 3,300               122,793
UST, Inc.                                                                                6,022               210,951
                                                                                                  ------------------
                                                                                                           3,820,310
                                                                                                  ------------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                                             6,291               110,030
Mattel, Inc.                                                                            17,189               325,216
                                                                                                  ------------------
                                                                                                             435,246
                                                                                                  ------------------

TRANSPORTATION -- 1.7%
Burlington Northern
  Santa Fe Corp.                                                                        13,886               394,918
Carnival Corp.                                                                          24,385               792,756
CSX Corp.                                                                                7,965               239,667
FedEx Corp.                                                                             11,003               682,516
Norfolk Southern Corp.                                                                  14,389               276,269
Union Pacific Corp.                                                                      9,817               569,582
United Parcel
  Service, Inc. Cl. B                                                                   43,000    $        2,739,100
                                                                                                  ------------------
                                                                                                           5,694,808
                                                                                                  ------------------

TRAVEL -- 0.0%
Sabre Holdings Corp.                                                                     5,431               133,874
                                                                                                  ------------------

TOTAL EQUITIES
(COST $397,838,267)                                                                                      340,434,342
                                                                                                  ------------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                              ----------------
SHORT-TERM INVESTMENTS -- 6.9%

CASH EQUIVALENTS -- 5.8%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                                           $        426,929               426,929
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                                                    334,807               334,807
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                                                  2,134,645             2,134,645
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                                                  2,134,645             2,134,645
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                                                    426,929               426,929
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                                  1,294,416             1,294,416
Goldman Sachs
  Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                                                    213,464               213,464
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                                                  1,665,023             1,665,023
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                                                    320,197               320,197
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                                          927,662               927,662
Merrimac Money
  Market Fund                                                                        3,490,145             3,490,145
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                                                  1,067,323             1,067,323
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                                           $        853,858    $          853,858
National Bank of Commerce
  1.073% 11/19/2003                                                                    533,661               533,661
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                                                  1,921,181             1,921,181
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                                                  1,280,787             1,280,787
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                                                  1,067,323             1,067,323
                                                                                                  ------------------
                                                                                                          20,092,995
                                                                                                  ------------------

REPURCHASE AGREEMENT -- 1.0%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                                                  3,246,353             3,246,353
                                                                                                  ------------------

U.S. TREASURY BILLS -- 0.1%
U.S. Treasury Bill***
  1.130% 07/24/2003                                                                    350,000               349,747
                                                                                                  ------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST)                                                                                     23,689,095
                                                                                                  ------------------

TOTAL INVESTMENTS -- 105.7%
  (COST $421,527,362)****                                                                                364,123,437

OTHER ASSETS/
  (LIABILITIES) -- (5.7%)                                                                                (19,719,249)
                                                                                                  ------------------

NET ASSETS -- 100.0%                                                                              $      344,404,188
                                                                                                  ==================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
*** This security is held as collateral for open futures contracts. (NOTE 2). **** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $3,246,421. Collateralized by U.S. Government Agency obligation with a rate of 3.375%, maturity date of 9/25/2026, and aggregate market value, including accrued interest, of $3,408,671.

    The accompanying notes are an integral part of the financial statements.

MML EQUITY INDEX FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                    JUNE 30, 2003
                                                                                                     (UNAUDITED)
                                                                                                  ------------------
ASSETS:
      Investments, at value (cost $397,838,267) (NOTE 2)                                          $      340,434,342
      Short-term investments, at amortized cost (NOTE 2)                                                  23,689,095
                                                                                                  ------------------
          Total Investments (including securities on loan with market values of $19,024,148)             364,123,437
      Cash                                                                                                       983
      Receivables from:
          Interest and dividends                                                                             463,885
                                                                                                  ------------------
               Total assets                                                                              364,588,305
                                                                                                  ------------------
LIABILITIES:
      Payables for:
          Securities on loan (NOTE 2)                                                                     20,092,995
          Directors' fees and expenses (NOTE 3)                                                               13,989
          Affiliates (NOTE 3):
               Investment management fees                                                                     29,382
               Administration fees                                                                            30,961
      Accrued expense and other liabilities                                                                   16,790
                                                                                                  ------------------
               Total liabilities                                                                          20,184,117
                                                                                                  ------------------
      NET ASSETS                                                                                  $      344,404,188
                                                                                                  ==================
NET ASSETS CONSIST OF:
      Paid-in capital                                                                             $      409,511,101
      Undistributed net investment income                                                                  2,434,781
      Accumulated net realized loss on investments and futures contracts                                 (10,077,398)
      Net unrealized depreciation on investments and futures contracts                                   (57,464,296)
                                                                                                  ------------------
                                                                                                  $      344,404,188
                                                                                                  ==================
NET ASSETS:
      Class I                                                                                     $       65,225,614
                                                                                                  ==================
      Class II                                                                                    $      152,753,006
                                                                                                  ==================
      Class III                                                                                   $      126,425,568
                                                                                                  ==================
SHARES OUTSTANDING:
      Class I                                                                                              5,399,263
                                                                                                  ==================
      Class II                                                                                            12,648,312
                                                                                                  ==================
      Class III                                                                                           10,484,980
                                                                                                  ==================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
      Class I                                                                                     $            12.08
                                                                                                  ==================
      Class II                                                                                    $            12.08
                                                                                                  ==================
      Class III                                                                                   $            12.06
                                                                                                  ==================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                   SIX MONTHS ENDED
                                                                                                     JUNE 30, 2003
                                                                                                      (UNAUDITED)
                                                                                                  ------------------
INVESTMENT INCOME (NOTE 2):
      Dividends                                                                                   $        2,732,310
      Interest (including securities lending income of $8,810)                                                67,531
                                                                                                  ------------------
               Total investment income                                                                     2,799,841
                                                                                                  ------------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                                                                    153,744
      Custody fees                                                                                            27,581
      Audit and legal fees                                                                                    13,055
      Shareholder reporting fees                                                                               8,861
      Directors' fees (NOTE 3)                                                                                 8,494
      Trustee reporting                                                                                        4,355
                                                                                                  ------------------
                                                                                                             216,090
      Administration fees (NOTE 3):
          Class I                                                                                             87,813
                                                                                                  ------------------
          Class II                                                                                           126,590
          Class II fees waived                                                                               (53,301)
                                                                                                  ------------------
                                                                                                              73,289
                                                                                                  ------------------
          Class III                                                                                           28,923
          Class III fees waived                                                                              (28,923)
                                                                                                  ------------------
                                                                                                                   -
                                                                                                  ------------------
               Net expenses                                                                                  377,192
                                                                                                  ------------------
               NET INVESTMENT INCOME                                                                       2,422,649
                                                                                                  ------------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
          Investment transactions                                                                         (2,936,470)
          Closed futures contracts                                                                           359,650
                                                                                                  ------------------
               Net realized loss                                                                          (2,576,820)
                                                                                                  ------------------
      Net change in unrealized appreciation (depreciation) on:

          Investments                                                                                     34,692,310
          Open futures contracts                                                                              18,626
                                                                                                  ------------------
               Net unrealized gain                                                                        34,710,936
                                                                                                  ------------------
               NET REALIZED AND UNREALIZED GAIN                                                           32,134,116
                                                                                                  ------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $       34,556,765
                                                                                                  ==================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003         YEAR ENDED
                                                                                 (UNAUDITED)       DECEMBER 31, 2002
                                                                              ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                   $      2,422,649    $        4,425,345
      Net realized loss on investment transactions and futures contracts            (2,576,820)           (6,976,365)
      Net change in unrealized appreciation (depreciation) on investments
        and futures contracts                                                       34,710,936           (81,724,466)
                                                                              ----------------    ------------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           34,556,765           (84,275,486)
                                                                              ----------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
      Class I                                                                                -              (721,177)
      Class II                                                                               -            (1,859,859)
      Class III                                                                              -            (1,828,852)
                                                                              ----------------    ------------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     -            (4,409,888)
                                                                              ----------------    ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class I                                                                          349,875            (3,810,392)
      Class II                                                                      11,910,515            84,771,905
      Class III                                                                     (1,878,967)           (3,569,862)
                                                                              ----------------    ------------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   10,381,423            77,391,651
                                                                              ----------------    ------------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                       44,938,188           (11,293,723)

NET ASSETS:
      Beginning of period                                                          299,466,000           310,759,723
                                                                              ----------------    ------------------
      End of period (including undistributed net investment income of
        $2,434,781 and $12,132, respectively)                                 $    344,404,188    $      299,466,000
                                                                              ================    ==================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      CLASS I
                                                                                      -------
                                            SIX MONTHS ENDED
                                                6/30/03       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED  YEAR ENDED
                                              (UNAUDITED)      12/31/02        12/31/01        12/31/00        12/31/99    12/31/98
                                            ----------------  ----------      ----------      ----------      ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.83       $   14.14       $   16.27       $   18.13       $   15.26   $   12.08
                                              ---------       ---------       ---------       ---------       ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.08***         0.14***         0.14***         0.16***         0.09        0.13
  Net realized and unrealized gain
    (loss) on investments                          1.17           (3.31)          (2.14)          (1.88)           3.01        3.28
                                              ---------       ---------       ---------       ---------       ---------   ---------
       Total income (loss) from investment
         operations                                1.25           (3.17)          (2.00)          (1.72)           3.10        3.41
                                              ---------       ---------       ---------       ---------       ---------   ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -           (0.14)          (0.07)          (0.14)          (0.09)      (0.13)
  From net realized gains                             -               -           (0.06)              -           (0.14)      (0.10)
                                              ---------       ---------       ---------       ---------       ---------   ---------
       Total distributions                            -           (0.14)          (0.13)          (0.14)          (0.23)      (0.23)
                                              ---------       ---------       ---------       ---------       ---------   ---------
NET ASSET VALUE, END OF PERIOD                $   12.08       $   10.83       $   14.14       $   16.27       $   18.13   $   15.26
                                              =========       =========       =========       =========       =========   =========
TOTAL RETURN@                                     11.54%**       (22.46)%        (12.32)%         (9.53)%         20.32%      28.22%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $  65,226       $  58,454       $  81,535       $  82,798       $  95,049   $  36,069
  Ratio of expenses to average daily net
  assets:
    Before expense waiver                          0.44%*          0.44%           0.45%           0.45%           0.50%       0.60%
    After expense waiver#                           N/A             N/A             N/A            0.45%            N/A        0.50%
  Net investment income to average daily
    net assets                                     1.38%*          1.16%           0.92%           0.89%           0.92%       0.91%
  Portfolio turnover rate                             5%**            6%              5%              3%              3%          5%

                                                                     CLASS II
                                                                     --------
                                            SIX MONTHS ENDED
                                                 6/30/03      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                               (UNAUDITED)     12/31/02        12/31/01       12/31/00+
                                             --------------   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.82       $   14.13       $   16.26       $   17.96
                                              ---------       ---------       ---------       ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.09***         0.17***         0.16***         0.13***
  Net realized and unrealized gain
    (loss) on investments                          1.17           (3.32)          (2.14)          (1.68)
                                              ---------       ---------       ---------       ---------
       Total income (loss) from investment
         operations                                1.26           (3.15)          (1.98)          (1.55)
                                              ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -           (0.16)          (0.09)          (0.15)
  From net realized gains                             -               -           (0.06)              -
                                              ---------       ---------       ---------       ---------
       Total distributions                            -           (0.16)          (0.15)          (0.15)
                                              ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                $   12.08       $   10.82       $   14.13       $   16.26
                                              =========       =========       =========       =========
TOTAL RETURN@                                     11.65%**       (22.29)%        (12.18)%         (8.63)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $ 152,753       $ 125,942       $  74,636       $  56,998
  Ratio of expenses to average daily net
    assets:
    Before expense waiver                          0.33%*          0.33%           0.34%           0.34%*
    After expense waiver##                         0.25%*          0.26%           0.29%           0.29%*
  Net investment income to average daily
    net assets                                     1.57%*          1.37%           1.08%           1.10%*
  Portfolio turnover rate                             5%**            6%              5%              3%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  @ TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 1998 AND 2000.
  ## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEARS ENDED DECEMBER 31, 2001 AND 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.

    The accompanying notes are an integral part of the financial statements.

                                                                                        CLASS III
                                                                                        ---------
                                                            SIX MONTHS ENDED
                                                                  6/30/03      YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                               (UNAUDITED)      12/31/02         12/31/01         12/31/00+
                                                            ----------------   ----------       ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    10.80      $    14.10       $    16.27       $    17.96
                                                               ----------      ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.09***         0.18***          0.19***          0.15***
  Net realized and unrealized gain (loss) on investments             1.17           (3.31)           (2.19)           (1.67)
                                                               ----------      ----------       ----------       ----------
       Total income (loss) from investment operations                1.26           (3.13)           (2.00)           (1.52)
                                                               ----------      ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                            -           (0.17)           (0.11)           (0.17)
  From net realized gains                                               -               -            (0.06)               -
                                                               ----------      ----------       ----------       ----------
       Total distributions                                              -           (0.17)           (0.17)           (0.17)
                                                               ----------      ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                                 $    12.06      $    10.80       $    14.10       $    16.27
                                                               ==========      ==========       ==========       ==========
TOTAL RETURN@                                                       11.67%**       (22.18)%         (12.30)%          (8.50)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $  126,426      $  115,070       $  154,588       $   34,111
  Ratio of expenses to average daily net assets:
    Before expense waiver                                            0.19%*          0.19%            0.20%            0.20%*
    After expense waiver##                                           0.14%*          0.14%            0.15%            0.15%*
  Net investment income to average daily net assets                  1.68%*          1.46%            1.32%            1.25%*
  Portfolio turnover rate                                               5%**            6%               5%               3%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  @ TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
  ## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEARS ENDED DECEMBER 31, 2001 AND 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MML SMALL CAP EQUITY
FUND?

The objectives and policies of the Fund are to:
-   achieve long-term growth of capital and income
- invest primarily in a diversified portfolio of equity securities of smaller companies (companies with market capitalizations consistent with companies in the Russell 2000 Index)
-   utilize a value-oriented strategy in making investment decisions
-   utilize fundamental analysis to identify companies which:
    - are of high investment quality or possess a unique product, market position or operating characteristics
    - offer above-average levels of profitability or superior growth potential
    - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's shares returned 11.59%, underperforming the 17.88% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

First quarter 2003 equity market performance rotated around war with Iraq, creating a heightened atmosphere of uncertainty that affected all areas of the market. Pre-war jitters during the quarter's first two months resulted in strong downward pressure on stocks. Sentiment soon shifted, however, as the war began and markets rallied in anticipation of a quick and easy victory for U.S. and allied forces. After the rally, investors paused once again, and gave back most of the euphoria-based gains. When all was said and done, equity markets remained largely flat for the first quarter and with much of the same uncertainty that characterized the beginning of the quarter. Aside from war, the quarter featured a continuation of generally downward economic data. For example, consumer confidence fell to its lowest level since October 1993, consumer spending gradually slowed, businesses drove inventories down and refrained from hiring, and gas prices marched steadily higher.

During the first quarter, the portfolio's results were driven largely by favorable stock selection in the financial services, health care, and materials and processing sectors. We also benefited from both a sector underweight and stock selection in materials and processing, an area of minimal exposure. On the downside, consumer discretionary and technology were two areas that hurt the Fund during the first quarter. Consumer-oriented companies also disappointed throughout the period, as war preoccupation had investors questioning the sustainability of spending.

Turning to the second quarter, equity markets surged as the war in Iraq ended in an environment of continued fiscal and economic stimulus. In fact, all of the Frank Russell Company equity indexes posted double-digit advances during the period, with the Russell 2000 Index leading the way, returning 23.4% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991--and could point to strengthening in economic fundamentals moving forward, as small cap stocks are often the first capitalization segment to benefit from economic recovery.

During the period, small cap stocks outperformed large cap stocks by a large margin, with the technology, health care, producer durables and consumer discretionary sectors providing the highest returns within the small cap market. The areas that detracted most from relative performance on both a stock selection and sector weighting basis were health care, technology and financial services. In financial services, performance was mixed, as a few of our holdings gained on takeovers, but most did not advance as briskly as the market.

Areas that were favorable during the second quarter included the consumer discretionary and autos and transportation sectors--although both areas are relatively small components of the small cap market. Additionally, we were helped by favorable relative sector weightings in the materials and processing and producer durables sectors.

WHAT IS YOUR OUTLOOK?

We expect the economy to gain some GRADUAL momentum in the second half of the year, driven by the massive amounts of monetary stimulus present today and the additional fiscal stimulus coming from Washington in 2004. Further, portions of the investing community have also begun to anticipate a gradual recovery. This is evidenced by the four consecutive months (March through June) during the first half of 2003, when we witnessed net inflows into equity mutual funds totaling $40 billion. This follows almost a full year of consecutive monthly net outflows.

We caution, however, that we are heading into "earnings season"--the time when many U.S. companies report their second quarter operating results and their near-term outlooks. Expectations for a second-half recovery have begun to get priced into the market, but they are predicated on encouraging earnings news. If that fails to materialize, it could be a long summer for many investors.

                            MML SMALL CAP EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

          Carlisle Companies, Inc.
          White Mountains Insurance Group Limited
          Arbitron, Inc.
          Cognex Corp.
          Teleflex, Inc.
          IPC Holdings Limited
          Dionex Corp.
          Coherent, Inc.
          Philadelphia Consolidated Holding Corp.
          ADVO, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Small Cap Equity Fund and the Russell 2000 Index

  MML SERIES INVESTMENT FUND
  TOTAL RETURN

                                                    FIVE       SINCE
                                                    YEAR     INCEPTION
                             YEAR        ONE      AVERAGE     AVERAGE
                            TO DATE      YEAR      ANNUAL     ANNUAL
                            1/1/03 -   7/1/02 -   7/1/98 -   6/1/98 -
                            6/30/03    6/30/03    6/30/03    6/30/03
  MML Small Cap Equity Fund  11.59%     -1.89%     -0.20%     -0.51%
  --------------------------------------------------------------------
  Russell 2000 Index           17.88%     -1.64%      0.97%      0.99%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                      MML SMALL CAP EQUITY FUND    RUSSELL 2000 INDEX
6/1/98                        $ 10,000                  $ 10,000
6/98                          $  9,842                  $ 10,021
6/99                          $  8,827                  $ 10,171
6/00                          $  9,086                  $ 11,628
6/01                          $  9,948                  $ 11,695
6/02                          $  9,932                  $ 10,690
6/03                          $  9,744                  $ 10,514

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                   NUMBER OF          MARKET
                                                    SHARES             VALUE
                                                   ---------     --------------
EQUITIES -- 90.8%

AIR TRANSPORTATION -- 1.6%
SkyWest, Inc.                                         57,000     $    1,086,420
                                                                 --------------
BANKING, SAVINGS & LOANS -- 6.7%
Connecticut
   Bancshares, Inc.                                   14,600            573,050
First Niagara
   Financial Group, Inc.                              44,700            624,012
First Republic Bank*                                  29,600            787,360
Pacific Capital Bancorp                               38,466          1,348,233
Webster Financial Corp.                               34,380          1,299,564
                                                                 --------------
                                                                      4,632,219
                                                                 --------------

BROADCASTING, PUBLISHING & PRINTING -- 2.4%
Gray Television, Inc.                                 68,400            848,160
Lin TV Corp. Cl. A*                                   33,900            798,345
                                                                 --------------
                                                                      1,646,505
                                                                 --------------

BUILDING MATERIALS & CONSTRUCTION -- 1.2%
ElkCorp                                               36,900            830,250
                                                                 --------------
COMMERCIAL SERVICES -- 6.2%
ADVO, Inc.*                                           30,600          1,358,640
Arbitron, Inc.*                                       53,500          1,909,950
FTI Consulting, Inc.*                                 17,100            426,987
National Processing, Inc.*                            39,000            627,120
                                                                 --------------
                                                                      4,322,697
                                                                 --------------

COMMUNICATIONS -- 1.3%
CT Communications, Inc.                               41,900            450,425
Inet Technologies, Inc.*                              44,600            444,662
                                                                 --------------
                                                                        895,087
                                                                 --------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.2%
Veridian Corp.*                                       23,300            812,937
                                                                 --------------

COMPUTERS & INFORMATION -- 0.7%
ProQuest Co.*                                         19,500            503,100
                                                                 --------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 11.9%
Baldor Electric Co.                                   17,200            354,320
Cognex Corp.*                                         77,000          1,720,950
Lattice
   Semiconductor Corp.*                              110,000            905,300
Methode
   Electronics, Inc. Cl. A                            46,200            496,650
Mykrolis Corp.*                                       82,000            832,300
Newport Corp.*                                        66,400     $      982,720
Technitrol, Inc.*                                     84,900          1,277,745
Teleflex, Inc.                                        40,000          1,702,000
                                                                 --------------
                                                                      8,271,985
                                                                 --------------

ENERGY -- 5.6%
Rowan Companies, Inc.*                                54,800          1,227,520
Tidewater, Inc.                                       21,200            622,644
Unit Corp.*                                           52,400          1,095,684
W-H Energy Services, Inc.*                            47,600            927,248
                                                                 --------------
                                                                      3,873,096
                                                                 --------------

FINANCIAL SERVICES -- 9.0%
Chittenden Corp.                                      41,500          1,135,025
Eaton Vance Corp.                                     42,500          1,343,000
Fidelity Bankshares, Inc.                             31,400            700,220
Jefferies Group, Inc.                                 27,200          1,354,288
Mid-Atlantic Realty Trust                             36,500            764,310
Stewart (W.P.) &
   Co. Limited                                        41,800            936,320
                                                                 --------------
                                                                      6,233,163
                                                                 --------------

FOODS -- 1.5%
Performance
   Food Group Co.*                                    28,300          1,047,100
                                                                 --------------

HOME CONSTRUCTION,
   FURNISHINGS & APPLIANCES -- 2.9%
La-Z-Boy, Inc.                                        28,500            637,830
Miller (Herman), Inc.                                 67,200          1,358,112
                                                                 --------------
                                                                      1,995,942
                                                                 --------------

INDUSTRIAL - DIVERSIFIED -- 3.0%
Carlisle Companies, Inc.                              50,000          2,108,000
                                                                 --------------

INSURANCE -- 12.8%
The Commerce Group, Inc.                              33,200          1,201,840
HCC Insurance
   Holdings, Inc.                                     32,500            961,025
Infinity Property &
   Casualty Corp.                                     36,500            862,860
IPC Holdings Limited                                  50,800          1,701,800
Philadelphia Consolidated
   Holding Corp.*                                     34,700          1,401,880
ProAssurance Corp.*                                   27,300            736,827
White Mountains
   Insurance Group Limited                             5,000          1,975,000
                                                                 --------------
                                                                      8,841,232
                                                                 --------------

MACHINERY & COMPONENTS -- 8.0%
Actuant Corp. Cl. A*                                   9,600     $      454,272
Hardinge, Inc.                                        60,450            489,645
Helix Technology Corp.                                83,500          1,104,705
IDEX Corp.                                            18,400            666,816
Kaydon Corp.                                          47,900            996,320
Regal-Beloit Corp.                                    31,200            595,920
Roper Industries, Inc.                                34,200          1,272,240
                                                                 --------------
                                                                      5,579,918
                                                                 --------------

MEDICAL SUPPLIES -- 4.5%
Coherent, Inc.*                                       64,200          1,536,306
Dionex Corp.*                                         40,000          1,590,000
                                                                 --------------
                                                                      3,126,306
                                                                 --------------

PHARMACEUTICALS -- 3.7%
ICN Pharmaceuticals, Inc.                             41,900            702,244
Pharmaceutical
   Resources, Inc.*                                   15,600            759,096
Taro Pharmaceutical
   Industries Limited*                                20,600          1,130,528
                                                                 --------------
                                                                      2,591,868
                                                                 --------------

RESTAURANTS -- 0.2%
RARE Hospitality
   International, Inc.*                                5,100            166,668
                                                                 --------------

RETAIL -- 1.7%
Michaels Stores, Inc.*                                30,900          1,176,054
                                                                 --------------

TRANSPORTATION -- 4.7%
Heartland Express, Inc.*                              53,410          1,188,373
Landstar System, Inc.*                                11,500            722,775
Robinson (C.H.)
   Worldwide, Inc.                                    37,800          1,344,168
                                                                 --------------
                                                                      3,255,316
                                                                 --------------

TOTAL EQUITIES
  (COST $57,893,462)                                                 62,995,863
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

                                                  PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                 -----------     --------------
SHORT-TERM INVESTMENTS -- 27.6%
CASH EQUIVALENTS -- 18.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                              $   267,449     $      267,449
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                  209,739            209,739
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                1,337,244          1,337,244
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                1,337,244          1,337,244
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                  267,449            267,449
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                  810,884            810,884
Goldman Sachs
  Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                  133,724            133,724
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                1,043,050          1,043,050
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                  200,587            200,587
Merrill Lynch Premier
  Institutional Money
  Market Fund                                        581,132            581,132
Merrimac Money
  Market Fund                                      2,186,394          2,186,394
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                  668,622            668,622
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                  534,898            534,898
National Bank
  of Commerce
  1.073% 11/19/2003                                  334,311            334,311
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                1,203,520          1,203,520
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                  802,346            802,346
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                              $   668,622     $      668,622
                                                                 --------------
                                                                     12,587,215
                                                                 --------------

REPURCHASE AGREEMENT -- 9.4%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                6,544,299          6,544,299
                                                                 --------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                  19,131,514
                                                                 --------------
TOTAL INVESTMENTS -- 118.4%
  (COST $77,024,976)***                                              82,127,377

OTHER ASSETS/
  (LIABILITIES) -- (18.4%)                                          (12,770,001)
                                                                 --------------

NET ASSETS -- 100.0%                                             $   69,357,376
                                                                 ==============

NOTES TO PORTFOLIO OF INVESTMENTS
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $6,544,435. Collateralized by U.S. Government Agency obligation with a rate of 5.547%, maturity date of 08/01/2032, and an aggregate market value, including accrued interest, of $6,871,514.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                                JUNE 30, 2003
                                                                                                                 (UNAUDITED)
                                                                                                                --------------
ASSETS:
        Investments, at value (cost $57,893,462) (NOTE 2)                                                       $   62,995,863
        Short-term investments, at amortized cost (NOTE 2)                                                          19,131,514
                                                                                                                --------------
            Total Investments (including securities on loan with market values of $12,078,482)                      82,127,377
        Cash                                                                                                               526
        Receivables from:
            Interest and dividends                                                                                      35,642
                                                                                                                --------------
                 Total assets                                                                                       82,163,545
                                                                                                                --------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                                      165,132
            Securities on loan (NOTE 2)                                                                             12,587,215
            Directors' fees and expenses (NOTE 3)                                                                        4,483
            Affiliates (NOTE 3):
                 Investment management fees                                                                             38,349
        Accrued expense and other liabilities                                                                           10,990
                                                                                                                --------------
                 Total liabilities                                                                                  12,806,169
                                                                                                                --------------
        NET ASSETS                                                                                              $   69,357,376
                                                                                                                ==============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                                         $   67,013,675
        Undistributed net investment income                                                                            100,524
        Accumulated net realized loss on investments                                                                (2,859,224)
        Net unrealized appreciation on investments                                                                   5,102,401
                                                                                                                --------------
                                                                                                                $   69,357,376
                                                                                                                ==============
SHARES OUTSTANDING:                                                                                                  7,311,036
                                                                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:                                                 $         9.49
                                                                                                                ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                               SIX MONTHS ENDED
                                                                                                                 JUNE 30, 2003
                                                                                                                  (UNAUDITED)
                                                                                                               ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                              $        301,647
        Interest (including securities lending income of $3,009)                                                         18,367
                                                                                                               ----------------
                 Total investment income                                                                                320,014
                                                                                                               ----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                                             201,106
        Audit and legal fees                                                                                             10,352
        Custody fees                                                                                                      7,933
        Trustee reporting                                                                                                 4,356
        Shareholder reporting fees                                                                                        1,786
        Directors' fees (NOTE 3)                                                                                          1,710
                                                                                                               ----------------
                 Total expenses                                                                                         227,243
        Fees paid indirectly (NOTE 3)                                                                                      (512)
                                                                                                               ----------------
                 Net expenses                                                                                           226,731
                                                                                                               ----------------
                 NET INVESTMENT INCOME                                                                                   93,283
                                                                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                                                     (3,536)
        Net change in unrealized appreciation (depreciation) on investments                                           7,043,287
                                                                                                               ----------------
                 NET REALIZED AND UNREALIZED GAIN                                                                     7,039,751
                                                                                                               ----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $      7,133,034
                                                                                                               ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                        JUNE 30, 2003         YEAR ENDED
                                                                                         (UNAUDITED)       DECEMBER 31, 2002
                                                                                      ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                         $         93,283     $         158,664
        Net realized loss on investment transactions                                            (3,536)             (396,627)
        Net change in unrealized appreciation (depreciation) on investments                  7,043,287            (8,728,340)
                                                                                      ----------------     -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  7,133,034            (8,966,303)
                                                                                      ----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income                                                                   -              (157,182)
NET FUND SHARE TRANSACTIONS (NOTE 5)                                                           716,153            13,536,029
                                                                                      ----------------     -----------------
        TOTAL INCREASE IN NET ASSETS                                                         7,849,187             4,412,544
NET ASSETS:
        Beginning of period                                                                 61,508,189            57,095,645
                                                                                      ----------------     -----------------
        End of period (including undistributed net investment income of
          $100,524 and $7,241, respectively)                                          $     69,357,376     $      61,508,189
                                                                                      ================     =================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS ENDED
                                           6/30/03           YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                         (UNAUDITED)          12/31/02       12/31/01     12/31/00     12/31/99       12/31/98+
                                      ----------------       ----------     ----------   ----------   ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD  $           8.50       $     9.67     $     9.40   $     8.34   $     8.49    $      10.00
                                      ----------------       ----------     ----------   ----------   ----------    ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                           0.01             0.02           0.05         0.08         0.07            0.03
  Net realized and unrealized gain
    (loss) on investments                         0.98            (1.17)          0.27         1.06        (0.15)          (1.51)
                                      ----------------       ----------     ----------   ----------   ----------    ------------
       Total income (loss) from
         investment operations                    0.99            (1.15)          0.32         1.14        (0.08)          (1.48)
                                      ----------------       ----------     ----------   ----------   ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -            (0.02)         (0.05)       (0.08)       (0.07)          (0.03)
                                      ----------------       ----------     ----------   ----------   ----------    ------------
NET ASSET VALUE, END OF PERIOD        $           9.49       $     8.50     $     9.67   $     9.40   $     8.34    $       8.49
                                      ================       ==========     ==========   ==========   ==========    ============
TOTAL RETURN@                                    11.59%**        (11.84)%         3.36%       13.63%       (1.04)%        (14.77)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)   $         69,357       $   61,508     $   57,096   $   42,661   $   20,137    $     10,442
  Ratio of expenses to average daily
    net assets:
    Before expense waiver                         0.73%*           0.77%          0.69%        0.80%        1.07%           0.85%**
    After expense waiver#                         0.73%*(a)        0.76%(a)       0.69%        0.76%        0.75%           0.44%**
  Net investment income to average
    daily net assets                              0.30%*           0.25%          0.59%        1.12%        1.13%           0.42%**
  Portfolio turnover rate                           19%**            44%            97%          65%          41%             23%**

*   ANNUALIZED.
**  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
+ FOR THE PERIOD FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998.
@ TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD JUNE 1, 1998 THROUGH DECEMBER 31, 1998, FOR THE YEARS ENDED DECEMBER 31, 1999, 2000, 2001 AND 2002.
(a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. THE FUND

MML Series Investment Fund ("MML Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are two series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Equity Index Fund ("Equity Index Fund") and MML Small Cap Equity Fund ("Small Cap Equity Fund").

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     INVESTMENT VALUATION

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

     SECURITIES LENDING

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2003, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short- term instruments in the following amounts:

                                                             SECURITIES ON LOAN      COLLATERAL
                                                             ------------------     ------------
Equity Index Fund                                               $ 19,024,148        $ 20,092,995
Small Cap Equity Fund                                             12,078,482          12,587,215

     REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

     ACCOUNTING FOR INVESTMENTS

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

     FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2003, the Funds had no open forward foreign currency contracts.

     FORWARD COMMITMENTS

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At June 30, 2003, the Funds had no open forward commitments.

     FINANCIAL FUTURES CONTRACTS

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A summary of open futures contracts for the Equity Index Fund at June 30, 2003, is as follows:

                                                                      NOTIONAL
    NUMBER OF                                                         CONTRACT       NET UNREALIZED
    CONTRACTS                   TYPE             EXPIRATION DATE        VALUE         DEPRECIATION
-----------------           -------------        ---------------     -----------     --------------
EQUITY INDEX FUND
BUYS
14                          S&P 500 Index           09/19/03         $ 3,406,550       $ (60,371)

     ALLOCATION OF OPERATING ACTIVITY

In maintaining the records for the Equity Index Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS

     INVESTMENT MANAGEMENT FEES

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based on the following annual rates.

For the Equity Index Fund, MassMutual receives a fee from the Fund at an annual rate of 0.10% of the average daily net asset value of the Fund.

For the Small Cap Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.65% of the first $100,000,000, 0.60% of the next $100,000,000,
0.55% of the next $300,000,000 and 0.50% of any excess over $500,000,000 of the average daily net asset value of the Fund.

MassMutual has entered into an investment sub-advisory agreement with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as the Small Cap Equity Fund's sub-adviser providing day-to-day management of the Fund's investments and reinvestment of the assets. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of

MassMutual. DLB receives a fee equal to an annual rate of 0.25% of the average daily net assets under management of the Fund.

MassMutual has also entered into an investment sub-advisory agreement with Northern Trust Investments, Inc. ("Northern Trust") for the Equity Index Fund. Prior to January 31, 2003, Deutche Asset Management, Inc. managed the investment and reinvestment of the assets of the Equity Index Fund. MassMutual pays a sub-advisory fee to Northern Trust based upon the aggregate net assets under management which include (1) the average daily net assets of the Equity Index Fund, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which Northern Trust provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

     ADMINISTRATION & SHAREHOLDER SERVICE FEES

For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Fund.

     EXPENSE WAIVERS

For the Small Cap Equity Fund, MassMutual has agreed, at least through April 30, 2004, to bear the expenses of the Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

For Class II of the Equity Index Fund, MassMutual has agreed, through April 30, 2004, to bear the expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) to the extent that total operating expenses, as a percentage of average daily net assets, exceed 0.26%. For Class III, MassMutual has agreed, at least through April 30, 2004, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class III shares.

     EXPENSE REDUCTIONS

The Small Cap Equity Fund has entered into an agreement with certain brokers whereby the brokers will rebate a portion of brokerage commissions. The amount earned by the Fund under such an agreement is presented as a reduction of the expenses in the statement of operations. For the six months ended June 30, 2003, expenses were reduced under this agreement as follows:

                                                                                      REDUCTION
                                                                                      ---------
Small Cap Equity Fund                                                                  $ 512

     OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of trustees of the Funds is borne by the Funds.

     DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the six months ended June 30, 2003, no significant amounts have been deferred.

4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2003 were as follows:

                                                         LONG-TERM U.S.            OTHER LONG-TERM
                                                      GOVERNMENT SECURITIES          SECURITIES
                                                      ---------------------        ---------------
PURCHASES
Equity Index Fund                                            $            -         $ 27,963,728
Small Cap Equity Fund                                                     -           11,314,105

SALES
Equity Index Fund                                            $            -         $ 14,656,610
Small Cap Equity Fund                                                     -           13,479,513

5. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                                  SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                                    SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
EQUITY INDEX FUND CLASS I
   Sold                                                 665,042    $     7,468,083            961,983    $    12,023,695
   Issued as reinvestment of dividends                        -                  -             65,861            721,177
   Redeemed                                            (661,753)        (7,118,208)        (1,398,421)       (16,555,264)
                                                ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                                3,289    $       349,875           (370,577)   $    (3,810,392)
                                                ===============    ===============    ===============    ===============
EQUITY INDEX FUND CLASS II
   Sold                                               2,027,897    $    22,702,057          7,799,054    $   102,342,173
   Issued as reinvestment of dividends                        -                  -            170,161          1,859,859
   Redeemed                                          (1,020,130)       (10,791,542)        (1,610,711)       (19,430,127)
                                                ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                            1,007,767    $    11,910,515          6,358,504    $    84,771,905
                                                ===============    ===============    ===============    ===============
EQUITY INDEX FUND CLASS III
   Sold                                                 761,635    $     8,200,270            294,010    $     3,519,102
   Issued as reinvestment of dividends                        -                  -            167,631          1,828,852
   Redeemed                                            (935,103)       (10,079,237)          (767,033)        (8,917,816)
                                                ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                             (173,468)   $    (1,878,967)          (305,392)   $    (3,569,862)
                                                ===============    ===============    ===============    ===============
SMALL CAP EQUITY FUND
   Sold                                                 707,808    $     6,112,572          4,033,669    $    38,752,010
   Issued as reinvestment of dividends                        -                  -             18,417            157,182
   Redeemed                                            (632,204)        (5,396,419)        (2,722,806)       (25,373,163)
                                                ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               75,604    $       716,153          1,329,280    $    13,536,029
                                                ===============    ===============    ===============    ===============

6. FOREIGN SECURITIES

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. FEDERAL INCOME TAX INFORMATION

At June 30, 2003, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                                     FEDERAL         TAX BASIS        TAX BASIS       NET UNREALIZED
                                   INCOME TAX       UNREALIZED       UNREALIZED        APPRECIATION/
                                      COST         APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                 --------------   --------------   --------------    ---------------
Equity Index Fund                $  421,527,362   $   17,588,834   $  (74,992,759)   $  (57,403,925)
Small Cap Equity Fund                77,024,976       10,352,716       (5,250,315)        5,102,401

At December 31, 2002, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                              AMOUNT            EXPIRATION DATE
                                                           -----------         -----------------
Equity Index Fund                                          $ 6,513,554         December 31, 2010
Small Cap Equity Fund                                           78,250         December 31, 2006
Small Cap Equity Fund                                          626,497         December 31, 2007
Small Cap Equity Fund                                          646,698         December 31, 2008
Small Cap Equity Fund                                          580,833         December 31, 2010

The following Funds have elected to defer to January 1, 2003 post-October losses:

                                                                                    AMOUNT
                                                                                   ---------
Equity Index Fund                                                                  $ 404,343
Small Cap Equity Fund                                                                 64,726

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

Massachusetts Mutual Life Insurance Company and affiliates, Springfield, MA 01111-0001

www.massmutual.com


MassMutual Financial Group is a marketing designation (or fleet name) for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

                                                                     L4540-2 803

ITEM 2 CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this filing.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 [RESERVED]

ITEM 9 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

        (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MML Series Investment Fund

By (Signature and Title):  /S/ Frederick C. Castellani
                           ---------------------------
                           Frederick C. Castellani, President and
                           Principal Executive Officer

                           Date 8/20/03
                                ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /S/ Frederick C. Castellani
                           -------------------------------------------
                           Frederick C. Castellani, President and
                           Principal Executive Officer

                           Date 8/20/03
                                ------------

By (Signature and Title):  /S/ James S. Collins
                           -------------------------------------------
                           James S. Collins, Treasurer and
                           Principal Financial Officer

                           Date 8/26/03
                                ------------